Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Taxes
Summary of income taxes

	Thousands of Yen	Thousands of Yen	Thousands of Yen
	2022	2021	2020
	Total	Total	Total
Income (loss) before income taxes	¥179,774	¥(414,481)	¥(626,689)
Income taxes
Current	30,809	24,767	19,745
Deferred	―	551,483	(107,264)
Total	¥30,809	¥576,250	¥(87,519)

Reconciliation of the differences between the effective income tax rates

	2022	2021	2020
Statutory tax rate	30.6%	30.6%	30.6%
Increases (reductions) in taxes due to:
Change in valuation allowance	(32.7)	(155.9)	(13.2)
Nondeductible expenses	―	(1.1)	(0.3)
Inhabitant tax-per capita*	―	(3.9)	(3.2)
Stock-based compensation	―	(14.5)	―
Use of operating loss carryforwards	―	3.9	―
Other-net	19.2	1.9	0.1
Effective income tax rate	17.1%	(139.0)%	14.0%
*

Inhabitants tax is imposed on resident corporations in Japan. It consists of the corporation tax calculated as a percentage of national corporation tax and the per capita levy determined based on capital and the number of employees. For the year ended December 31, 2021, the impact of inhabitant tax per capita on the effective tax rate decreased due to fluctuation of (loss) income before income taxes.

Temporary differences giving rise to the deferred tax assets and liabilities

	Thousands of Yen
	2022		2021		2020
Deferred tax assets:
Accounts receivable-trade		¥69,203		¥13,485	¥13,485
Provision for bad debt		16,871		50,551	41,700
Goodwill		6,351		―	―
Accrued Vacation		17,520
Contract liability		―		―	154,950
Asset retirement obligation		82,506		91,552	58,543
Operating lease liability		591,108		576,867	505,601
Operating loss carryforwards		717,011		716,518	484,040
Other		54,244		69,603	60,392
Gross deferred tax assets		1,554,814		1,518,576	1,318,711
Valuation allowance		(712,685)		(771,441)	(125,376)
Total deferred tax assets		842,129		747,135	1,193,335

Deferred tax liabilities:
Property and equipment		(51,925)		(65,590)	(32,433)
Goodwill		―		(15,018)	(4,073)
Intangible assets		(142,789)		(101,025)	(15,285)
Right-of-use asset - operating lease		(558,538)		(558,538)	(483,437)
Acquisition Costs		(20,003)		―	(1,311)
Other		(68,874)		(6,964)	(1,205)
Total deferred tax liabilities		(842,129)		(747,135)	(537,744)
Net deferred tax assets	¥	―	¥	―	¥655,591

Operating loss carryforwards

Operating loss
carryforwards
(Thousands of Yen)
Years ending December 31:
Between 2023 and 2026	¥133,695
Between 2027 and 2030	160,948
2031 and thereafter	2,047,001
Total	¥2,341,644